STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
STOCK OPTIONS AND WARRANTS [Abstract]
Summary of Option Activity [Table Text Block]
The following table sets forth a summary of activity under the Company’s stock option plans for the nine months ended September 30, 2017 and 2016 (shares in thousands):

	Nine Months Ended September 30:
	2017			2016
	Shares (1)	Price (2)	Term (3)	Shares (1)	Price (2)	Term (3)
Outstanding, beginning of period	53,731	$0.46	4.6	52,795	$0.44	5.4
Granted	7,427	1.80		2,386	1.39
Cancellations	(3,691)	0.36		(471)	0.98
Exercised	(2,031)	0.20		(67)	0.27

Outstanding, end of period (4)	55,436	0.66	4.9	54,643	0.48	4.9

Vested, end of period (4)	45,539	0.45	3.9	46,701	0.35	4.3

(1)	Represents the number of shares of RSI common stock.

(2)	Represents the weighted average exercise price per share.

(3)	Represents the weighted average remaining contractual term in years until the stock options expire.

(4)	As of September 30, 2017, the aggregate intrinsic value of stock options outstanding was $62.2 million, and the aggregate intrinsic value of vested stock options was $62.1 million.

The following table sets forth the summary of stock option activity under the Company’s Stock Plans (shares in thousands):

	2014			2015			2016
	Shares	Price(1)	Term(2)	Shares	Price(1)	Term(2)	Shares	Price(1)	Term(2)
Outstanding, beginning of year	46,883	$0.27		49,183	$0.37		52,795	$0.44
Granted	5,563	1.20		4,942	1.21		2,386	1.39
Forfeited	(2,839)	0.38		(1,134)	0.78		(1,305)	1.21
Exercised	(424)	0.21		(196)	0.26		(145)	0.34

Outstanding, end of year(3)(4)	49,183	0.37	6.1	52,795	0.44	5.4	53,731	0.46	4.6

Vested, end of year(3)	38,010	0.23	5.4	43,493	0.29	4.7	47,491	0.36	4.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term in years until the stock options expire.

(3)
As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of stock options outstanding was $37.3 million, $45.6 million and $28.7 million, respectively. As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of vested stock options was $33.7 million, $43.9 million and $28.7 million, respectively.

(4)	The number of outstanding stock options that are not expected to ultimately vest due to forfeiture is immaterial as of December 31, 2016.

The following table presents the stock option activity affecting the total number of shares available for grant under the 2013 Plan for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Available, beginning of year	8,380	5,656	6,902
Granted	(5,563)	(4,942)	(2,386)
Cancellations under 2007 and 2013 Plans	2,839	1,134	1,305
Newly authorized by Board of Directors	-	5,054	6,288

Available, end of year	5,656	6,902	12,109

Stock Option Granted [Table Text Block]
The key terms of these stock options are set forth below (shares in thousands):

	Grant Date
	June 29, 2017	August 30, 2017
Number of shares of RSI common stock	6,628	799
Exercise price	$1.80	$1.78
Vesting period (in years)	1.0 to 3.0	3.0
Expiration date (in years)	10.0	10.0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each stock option grant under the Stock Plans was estimated on the date of grant using the BSM option-pricing model, with the following weighted-average assumptions for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Expected life (in years)	6.0	6.0	6.0
Volatility	49%	40%	37%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.8%	1.6%	1.4%
Fair value per common share	$1.20	$1.21	$1.39

Schedule of Stock-based Compensation Expense [Table Text Block]
Stock-based compensation expense for the nine months ended September 30, 2017 and 2016 is classified as follows (in thousands):

	2017	2016
Cost of revenues	$273	$221
Sales and marketing	907	627
General and administrative	736	981

Total	$1,916	$1,829

Stock-based compensation expense for the years ended December 31, 2014, 2015 and 2016 is classified as follows (in thousands):

	2014	2015	2016
Cost of revenue	$375	$319	$286
Sales and marketing	573	698	764
General and administrative	1,132	1,255	1,247

Total	$2,080	$2,272	$2,297

Schedule of Warrants [Table Text Block]
The following table summarizes terms for the Company’s outstanding warrants as of September 30, 2017 (shares in thousands):

	Date Issued	Expiration Date	Exercise Price	Number of Shares
Origination Agent warrants:
Credit Facility issuance	June 2016	June 2026	$1.35	11,075
Anti-dilution issuance	October 2016	October 2026	1.35	3,035
Guarantee warrants	October 2014	October 2019	1.16	345

Total				14,455

A summary of the terms of outstanding stock purchase warrants and the number of shares of Class A Common Stock issuable upon exercise is presented below as of December 31, 2015 and 2016 (in thousands, except per share amounts):

		Expiration		Number of Shares
Description	Grant Date	Date	Exercise Price	2015		2016
Guarantee Warrants	October 2014	October 2019	$1.16	345	(1)	345	(1)
Redeemable Origination Agent Warrants:
Original Warrants	June 2016	June 2026(2)	$1.35	-		11,075	(3)
Anti-dilution Warrants	October 2016	October 2026(2)	$1.35	-		3,035	(3)

Total				345		14,455

(1)
In October 2014, the Company issued warrants to certain owners of Series B Preferred Stock, in exchange for a guarantee up to £550,000 to the United Kingdom government for support service agreements to be provided by the Company for approximately three years. As of December 31, 2016, all of the shares pursuant to the warrants are exercisable and no shares have been exercised since the original grant. Since a performance commitment date has not been established, the fair value of the warrants is adjusted periodically until the commitment date occurs. The aggregate fair value through December 31, 2016 amounts to $84,000, which was amortized as a component of sales and marketing expense over the guarantee period. Accordingly, the Company recognized expenses of approximately $8,000, $59,000 and $(7,000), respectively, for the years ended December 31, 2014, 2015 and 2016. The unamortized expense as of December 31, 2016 is approximately $24,000, which is expected to be amortized to sales and marketing expense during the year ending December 31, 2017.

(2)	The expiration date is the earlier to occur of the stated expiration date or the date when the Company experiences a change of control.

(3)
In order to maintain the number of shares equivalent to 5.0% of the Company’s fully-diluted share capital, the number of shares issuable under the original warrant increased in October 2016. The number of shares is subject to further increases if the Company completes additional equity offerings up to $10.0 million.

Presented below is a summary of the accounting treatment for the original issuance of warrants to the Origination Agent, the subsequent adjustments due to anti-dilution features, and other changes in fair value for the year ended December 31, 2016 (in thousands except per share amounts):

			Valuation of Warrants Issued(1)				Year-End		Liability
Redeemable Origination Agent Warrants	Exercise Price	Number of Shares	Original		Anti- dilution		Changes in Fair Value(1)		December 31, 2016
Original Warrants	$1.35	11,075	$8,847	(2)	$-		$(3,142	)(4)	$5,705
Anti-dilution Warrants	$1.35	3,035	-		1,484	(3)	80	(4)	1,564

Total		14,110	$8,847		$1,484		$(3,062)		$7,269
(1)
The Redeemable warrants are classified within Level 3 of the fair value hierarchy. Valuation of the warrants was performed by an independent valuation specialist at the original issuance dates and as of December 31, 2016. The valuation methodology was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. The valuation methodology for the redeemable warrants was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. Key Level 3 assumptions inherent in the valuation methodology during 2016 include projected revenue multiples ranging from 1.7 to 2.0, volatility ranging from 44% to 65%, the risk-free interest rate ranging from 0.5% to 1.4%, a discount rate for lack of marketability ranging from 26% to 31%, and the overall discount rate of approximately 25%.

(2)
As discussed in Note 5, the original fair value of the warrants to purchase 11,075,027 shares of the Company’s Class A Common Stock was $8.8 million which is being accounted for as a debt issuance cost.

(3)
As discussed in Note 6, the issuance of 56,441,036 shares of Series C Preferred Stock for $0.1772 per share increased the Company’s fully diluted share capital. Accordingly, an additional warrant was issued to the Origination Agent for 3,035,232 shares of the Company’s Class A Common Stock with an estimated fair value of $1.5 million, which is included in the loss on embedded derivatives and redeemable warrants, net in the accompanying consolidated statement of operations for the year ended December 31, 2016.

(4)
The adjustment to fair value of both warrants from the respective issuance dates through December 31, 2016 was a gain of $3.1 million, which is included in the loss on embedded derivatives and redeemable warrants, net for the year ended December 31, 2016.